UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [ ]; Amendment Number:  ____

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Silver Point Capital, L.P.
           --------------------------
Address:   Two Greenwich Plaza
           --------------------------
           Greenwich, CT 06830
           --------------------------


13F File Number:  028-11466

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Frederick H. Fogel
          --------------------
Title:    Authorized Signatory
          --------------------
Phone:   (203) 542-4000
          --------------------

Signature, Place, and Date of Signing:

/s/ Frederick H. Fogel        Greenwich, CT        May 16, 2011
----------------------        -------------        -------------
      Signature               [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     None

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:             30

Form 13F Information Table Value Total:       $313,999
                                           -------------
                                           (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE



Form 13F Information Table


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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ARGO GROUP INTL HLDGS LTD   COM              G0464B107   31,884   965,000 SH       DEFINED               965,000      0    0
BANK OF AMERICA CORPORATION COM              060505104   10,007   750,750 SH       DEFINED               750,750      0    0
BARCLAYS BK PLC             IPATH S&P MT ETN 06740C519    4,129    75,000 SH       DEFINED                75,000      0    0
BRIDGEPOINT ED INC          COM              10807M105   18,810 1,100,000 SH       DEFINED             1,100,000      0    0
CIT GROUP INC               COM NEW          125581801   16,382   385,000 SH       DEFINED               385,000      0    0
CITIGROUP INC               CALL             172967901    2,420   110,000     CALL DEFINED               110,000      0    0
DELTA AIR LINES INC DEL     COM NEW          247361702      952    97,093 SH       DEFINED                97,093      0    0
EXCO RESOURCES INC          COM              269279402   26,254 1,270,757 SH       DEFINED             1,270,757      0    0
EXIDE TECHNOLOGIES          *W EXP 05/05/201 302051123        1    78,500 SH       DEFINED                78,500      0    0
FORD MOTOR CO DEL           CALL             345370900      450     5,000     CALL DEFINED                 5,000      0    0
GENERAL MTRS CO             COM              37045V100   44,994 1,450,000 SH       DEFINED             1,450,000      0    0
GOLDMAN SACHS GROUP INC     COM              38141G104    9,508    60,000 SH       DEFINED                60,000      0    0
GRACE W R & CO DEL NEW      COM              38388F108   22,974   600,000 SH       DEFINED               600,000      0    0
JPMORGAN CHASE & CO         COM              46625H100   22,589   490,000 SH       DEFINED               490,000      0    0
LYONDELL INDUSTRIES N       SHS - A -        N53745100   18,991   480,169 SH       DEFINED               480,169      0    0
QUAD / GRAPHICS INC         COM CL A         747301109   14,251   335,000 SH       DEFINED               335,000      0    0
RADNET INC                  COM              750491102    7,301 2,080,000 SH       DEFINED             2,080,000      0    0
RBS 6.125% PFD SERIES R     ADR PREF SHS R   780097747    3,097   187,700 SH       DEFINED               187,700      0    0
RBS 6.25% PFD SERIES P      ADR PRD SER P    780097762    3,060   182,600 SH       DEFINED               182,600      0    0
RBS 6.35% PFD SERIES N      ADR PRE SER N    780097770    3,649   214,500 SH       DEFINED               214,500      0    0
RBS 6.4% PFD SERIES M       SP ADR PREF M    780097796    3,896   226,400 SH       DEFINED               226,400      0    0
RBS 6.6% PFD SERIES S       SP ADR PREF S    780097739    3,984   227,500 SH       DEFINED               227,500      0    0
RBS 6.75% PFD SERIES Q      ADR PREF SHS Q   780097754    3,760   209,600 SH       DEFINED               209,600      0    0
RBS 7.25% PFD SERIES T      SP ADR PREF T    780097713    2,842   145,000 SH       DEFINED               145,000      0    0
SPDR GOLD TRUST             CALL             78463V907    4,925     5,000     CALL DEFINED                 5,000      0    0
SPDR S&P 500 ETF TR         CALL             78462F903      505     5,000     CALL DEFINED                 5,000      0    0
SPDR S&P 500 ETF TR         PUT              78462F953   11,930    90,000     PUT  DEFINED                90,000      0    0
STATOIL ASA                 SPONSORED ADR    85771P102    2,073    75,000 SH       DEFINED                75,000      0    0
TBS INTERNATIONAL PLC       CL A SHS         G8657Q104      113    58,000 SH       DEFINED                58,000      0    0
TORCH ENERGY ROYALTY TRUST  UNIT BEN INT     891013104   18,270 5,931,709 SH       DEFINED             5,931,709      0    0
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